Prepaid Expenses and Other Current Assets	12 Months Ended
Jul. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 7 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets from the Company’s continuing operations consisted of the following:

	As of July 31,
	2021	2020
Prepayment for advertising service fee (a)	$600,000	$600,000
Prepaid service fees	20,000	64,189
Prepaid insurance service fee	58,150	-
Advance to vendors	10,000	10,000
Others	300	22,340
Total	$688,451	$696,529

(a)	Prepayment for advertising services represent the advance payments made by the Company to a third party advertising company for producing advertising contents. These prepayments are typically expensed over the period when the services are performed.